(19) DEBENTURES (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
DisclosureOfDebenturesLineItems [Line Items]
Released in 2019	R$ 3,688,000
Released net of fundraising costs	R$ 3,684,459
CDI [Member]
DisclosureOfDebenturesLineItems [Line Items]
Annual interests rate	From 104.68% to 110.77% of CDI | CDI + from 0.76% to 0.89%
Floating Rate [Member] | CDI [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	5th issue 1st serie
Quantity issued	R$ 105,000
Released in 2019	105,000
Released net of fundraising costs	R$ 104,834
Interest	Biannual
Repayment	single installment in december 2019
Annual interests rate	103.6% of CDI
Annual efective rate	106.82% of CDI
Floating Rate [Member] | CDI [Member] | CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	5th issue 2nd serie
Quantity issued	R$ 220,000
Released in 2019	220,000
Released net of fundraising costs	R$ 219,652
Interest	Biannual
Repayment	2 annual installments from january 2023
Annual interests rate	108.25% of CDI
Annual efective rate	109.06% of CDI
Floating Rate [Member] | CDI [Member] | Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	10th issue
Quantity issued	R$ 1,380,000
Released in 2019	1,380,000
Released net of fundraising costs	R$ 1,378,596
Interest	Biannual
Repayment	2 annual installments from may 2023
Annual interests rate	107% of CDI
Annual efective rate	107.84% of CDI
Floating Rate [Member] | CDI [Member] | Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	11th issue
Quantity issued	R$ 215,000
Released in 2019	215,000
Released net of fundraising costs	R$ 214,697
Interest	Biannual
Repayment	2 annual installments from may 2023
Annual interests rate	107% of CDI
Annual efective rate	107.84% of CDI
Floating Rate [Member] | CDI [Member] | Companhia Luz e Forca Santa Cruz ("CPFL Santa Cruz") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	3rd issue
Quantity issued	R$ 190,000
Released in 2019	190,000
Released net of fundraising costs	R$ 189,703
Interest	Biannual
Repayment	Single installment in may 2022
Annual interests rate	107% of CDI
Annual efective rate	107.84% of CDI
Floating Rate [Member] | CDI [Member] | RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	10th issue
Quantity issued	R$ 740,000
Released in 2019	740,000
Released net of fundraising costs	R$ 739,206
Interest	Biannual
Repayment	2 annual installments from may 2023
Annual interests rate	107% of CDI
Annual efective rate	107.84% of CDI
Floating Rate [Member] | CDI [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	9th issue 1st serie
Quantity issued	R$ 30,000
Released in 2019	300,000
Released net of fundraising costs	R$ 299,955
Interest	Biannual
Repayment	Single installment in november 2022
Annual interests rate	104.75% of CDI
Annual efective rate	105.45% of CDI
Floating Rate [Member] | CDI [Member] | CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
DisclosureOfDebenturesLineItems [Line Items]
Issue Number	9th issue 2nd serie
Quantity issued	R$ 53,800
Released in 2019	538,000
Released net of fundraising costs	R$ 537,815
Interest	Biannual
Repayment	3 semiannual installments from november 2022
Annual interests rate	106% of CDI
Annual efective rate	106.66% of CDI